Significant Accounting Policies and Basis of Preparation (Details 1)	Dec. 31, 2018 CAD ($)
Significant Accounting Policies and Basis of Preparation [Abstract]
Operating lease commitment at December 31, 2018 as disclosed in the Company's consolidated financial statement	$ 2,148,834
Discounted using the incremental borrowing rate at January 1, 2019	194,327
Finance lease liabilities recognized at December 31, 2018	1,954,507
Extension options reasonably certain to be exercised	268,970
Lease liabilities recognized at January 1, 2019	$ 2,223,477